Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments
November 30, 2024 - (Unaudited)

COMMON STOCKS — 90.34% Shares Fair Value
Communications — 9.52%
Alphabet, Inc., Class A
(a)
12,500 $ 2,111,875
GoDaddy, Inc., Class A
(b)
7,500 1,481,775
Netflix, Inc.
(b)
1,050 931,151
Spotify Technology SA
(a) (b)
2,500 1,192,400
Walt Disney Co. (The) 5,000 587,350
6,304,551
Consumer Discretionary — 11.90%
Alibaba Group Holding Ltd. - ADR
(a)
10,000 873,700
Amazon.com, Inc.
(a) (b)
8,000 1,663,120
Cheesecake Factory, Inc. (The) 10,000 506,400
Chewy, Inc.
(b)
10,000 334,100
Chipotle Mexican Grill, Inc.
(a) (b)
25,000 1,538,000
Domino's Pizza, Inc. 2,500 1,190,475
Gap, Inc. (The) 30,000 727,500
Lennar Corp., Class A 6,000 1,046,340
7,879,635
Consumer Staples — 4.16%
Cboe Global Markets, Inc. 5,000 1,079,250
PepsiCo, Inc. 6,000 980,700
Wal-Mart Stores, Inc.
(a)
7,500 693,750
2,753,700
Energy — 3.71%
Diamondback Energy, Inc. 5,000 887,950
TechnipFMC PLC
(a)
50,000 1,568,500
2,456,450
Financials — 12.93%
BlackRock, Inc.
(a)
2,000 2,045,600
CME Group, Inc. 7,000 1,666,000
JPMorgan Chase & Co. 7,000 1,748,040
Morgan Stanley 10,000 1,316,100
Northern Trust Corp. 10,000 1,111,600
Progressive Corp. (The) 2,500 672,200
8,559,540
Health Care — 9.70%
Boston Scientific Corp.
(b)
12,500 1,133,250
Bristol-Myers Squibb Co. 15,000 888,300
Cardinal Health, Inc. 7,000 855,680
Intuitive Surgical, Inc.
(a) (b)
2,500 1,355,000
Labcorp Holdings, Inc. 5,000 1,205,800
Stryker Corp.
(a)
2,500 980,375
6,418,405
Industrials — 5.84%
Generac Holdings, Inc.
(b)
4,000 752,800
Honeywell International, Inc. 4,500 1,048,185
LegalZoom.com, Inc.
(b)
75,000 594,750

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments (continued)
November 30, 2024 - (Unaudited)

COMMON STOCKS — 90.34% - continued Shares Fair Value
Industrials — 5.84% - continued
Union Pacific Corp. 6,000 $ 1,467,960
3,863,695
Technology — 32.58%
Adobe, Inc.
(b)
2,500 1,289,825
Analog Devices, Inc.
(a)
6,000 1,308,300
Apple, Inc.
(a)
13,500 3,203,955
Broadcom, Inc. 2,000 324,160
Crowdstrike Holdings, Inc., Class A
(b)
1,750 605,447
Datadog, Inc., Class A
(b)
5,000 763,750
Dayforce, Inc.
(b)
8,500 679,915
Dell Technologies, Inc., Class C 10,000 1,275,900
DocuSign, Inc.
(b)
10,000 796,900
F5, Inc.
(b)
5,500 1,376,925
GitLab, Inc.
(b)
10,000 637,500
HubSpot, Inc.
(b)
1,000 721,050
Microsoft Corp. 6,000 2,540,760
NVIDIA Corp.
(a)
10,000 1,382,500
Palantir Technologies, Inc., Class A
(b)
10,000 670,800
Salesforce, Inc. 3,000 989,970
SentinelOne, Inc.
(b)
10,000 279,500
ServiceNow, Inc.
(b)
1,000 1,049,440
Snowflake, Inc.
(b)
4,000 699,200
Twilio, Inc., Class A
(b)
2,500 261,350
Zebra Technologies Corp., Class A
(b)
1,750 712,250
21,569,397
Total Common Stocks (Cost $51,630,388) 59,805,373
EXCHANGE-TRADED FUNDS — 3.69%
SPDR® S&P® Biotech ETF 7,500 747,150
SPDR® S&P® Regional Banking ETF 25,000 1,693,250
Total Exchange-Traded Funds (Cost $2,157,548) 2,440,400
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
PURCHASED OPTIONS — 0.85%
PURCHASED PUT OPTIONS — 0.29%
Invesco QQQ Trust Series 1   250 $ 12,743,500 $ 506.00 12/23/2024 $ 130,500
Live Nation Entertainment   150 2,073,750 110.00 1/21/2025 5,250
SPDR® S&P 500® ETF Trust   200 12,051,000 591.00 12/23/2024 54,800
Total Purchased Put Options (Cost $375,921) 190,550
PURCHASED CALL OPTIONS — 0.56%
Alibaba Group Holding Ltd. 125 $ 90.00 1/20/2025 $ 42,750
Alphabet, Inc. 125 2,111,875 180.00 1/21/2025 26,625
Amazon.com, Inc. 125 5,197,250 210.00 1/20/2025 93,250
Apple, Inc. 175 4,153,275 230.00 1/21/2025 209,125

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Investments (continued)
November 30, 2024 - (Unaudited)

PURCHASED CALL OPTIONS — 0.56% - continued
Total Purchased Call Options (Cost $327,965) $ 371,750
Total Purchased Options (Cost $703,886) 562,300
Total Investments — 94.88%
    (Cost $54,491,822) 62,808,073
Other Assets in Excess of Liabilities — 5.12% 3,387,819
NET ASSETS — 100.00% $ 66,195,892
(a) All or a portion of the security is held as collateral for written options and securities sold short. The fair value of this collateral on November 30, 2024 was $4,414,410.
(b) Non-income producing security.
ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Securities Sold Short
November 30, 2024 (Unaudited)

COMMON STOCKS - SHORT — (6.42)% Shares Fair Value
Communications - (0.72)%
Airbnb, Inc., Class A
(a)
(3,500) $ (476,385)
Consumer Discretionary - (1.30)%
General Motors Co. (5,000) (277,950)
Live Nation Entertainment, Inc.
(a)
(2,000) (276,500)
SharkNinja, Inc.
(a)
(3,000) (301,650)
(856,100)
Consumer Staples - (2.85)%
Hims & Hers Health, Inc.
(a)
(50,000) (1,611,000)
Monster Beverage Corp.
(a)
(5,000) (275,650)
(1,886,650)
Health Care - (0.48)%
Eli Lilly & Co. (400) (318,140)
Technology - (1.07)%
Arista Networks, Inc.
(a)
(1,750) (710,185)
Total Common Stocks - Short (Proceeds Received $3,332,175) (4,247,460)
Total Securities Sold Short —   (6.42)% (Proceeds Received $3,332,175 ) $ (4,247,460)
(a) Non-income producing security.

Oak Harvest Long/Short Hedged Equity Fund
Schedule of Written Options
November 30, 2024 - (Unaudited)

Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN OPTIONS - 0.00%
WRITTEN CALL OPTIONS - 0.00%
GoDaddy , Inc. (25) $ (493,925) $ 200.00 12/2/2024 $ (125)
Total Written Call Options (Premiums Received
$3,612) (125)
Total Written Options (Premiums Received
$3,612) $ (125)